UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     August 10, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $280,409 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100000 Wells Fargo Pfd DEP   PFD                               0  1630000 SH       SOLE                  1630000
Abbott Laboratories            COM              002824100     6242   118630 SH       SOLE                   118630
Accuray Inc                    COM                              86    10725 SH       SOLE                    10725
AeroVironment                  COM                             516    14590 SH       SOLE                    14590
American Express               COM              025816109      231     4475 SH       SOLE                     4475
Amgen Inc                      COM                             858    14708 SH       SOLE                    14708
AT&T                           COM              001957109      537    17098 SH       SOLE                    17098
Automatic Data Processing      COM              053015103      553    10495 SH       SOLE                    10495
Berkshire Hathaway Cl A 1/100t COM                             232      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    66144   854682 SH       SOLE                   854682
BP plc ADR                     COM              055622104      204     4600 SH       SOLE                     4600
Bristol-Myers Squibb           COM              110122108     1114    38450 SH       SOLE                    38450
Central Fund of Canada Cl A                     153501101    13391   657370 SH       SOLE                   657370
Chevron                        COM              166764100      278     2700 SH       SOLE                     2700
cisco Systems                  COM              17275R102     4463   285925 SH       SOLE                   285925
Clorox                         COM              189054109      212     3140 SH       SOLE                     3140
Coca Cola                      COM              191216100    15327   227780 SH       SOLE                   227780
ConocoPhillips                 COM              20825C104    11117   147850 SH       SOLE                   147850
Diageo PLC ADR                 COM                             366     4475 SH       SOLE                     4475
Dodge & Cox Balanced Fd                                        413     5629 SH       SOLE                     5629
Dominion Resources Black Warri COM              25746Q108     1184   114800 SH       SOLE                   114800
Duke Energy                    COM              264399106      254    13500 SH       SOLE                    13500
Enterprise Prods Ptn           COM                             264     6100 SH       SOLE                     6100
Exelon Corporation             COM                             497    11600 SH       SOLE                    11600
Exxon Mobil                    COM              30231G102    32456   398822 SH       SOLE                   398822
First Industrial Realty        COM                             266    23195 SH       SOLE                    23195
General Electric               COM              369604103      559    29623 SH       SOLE                    29623
Home Depot                     COM              437076102     7046   194539 SH       SOLE                   194539
Honeywell Intl                 COM              438516106      785    13173 SH       SOLE                    13173
Illinois Tool Works            COM                             665    11775 SH       SOLE                    11775
Int'l Business Machines        COM              459200101     1295     7550 SH       SOLE                     7550
J.P. Morgan Chase              COM              46625H100      246     6000 SH       SOLE                     6000
Johnson & Johnson              COM              478160104    22157   333088 SH       SOLE                   333088
Kraft Foods Cl A               COM                            7985   226642 SH       SOLE                   226642
Lilly Eli & Company            COM              532457108    14845   395540 SH       SOLE                   395540
Lowe's Companies               COM              548661107     1031    44235 SH       SOLE                    44235
M&T Bank                       COM                             772     8775 SH       SOLE                     8775
McDonalds Corp                 COM              580135101      272     3225 SH       SOLE                     3225
Medtronic Inc                  COM                             873    22650 SH       SOLE                    22650
Merck & Co                     COM              589331107    21355   605136 SH       SOLE                   605136
MSCI Japan i Shares                                            216    20700 SH       SOLE                2     700
Pepsico                        COM              713448108     1409    20002 SH       SOLE                    20002
Philip Morris Int'l            COM                             393     5882 SH       SOLE                     5882
Procter & Gamble               COM              742718109      915    14400 SH       SOLE                    14400
Texas Citizens Bank            COM                             172    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      252     7684 SH       SOLE                     7684
U S Bancorp                    COM              902973304     9066   355390 SH       SOLE                   355390
United States Natural Gas Fund                                2666   241899 SH       SOLE                   241899
USG Corp                       COM              903293405    15254  1063703 SH       SOLE                  1063703
Vanguard 500 Index Fd                                          486     4834 SH       SOLE                     4834
Wal-Mart                       COM              931142103     3202    60255 SH       SOLE                    60255
Wells Fargo & Co               COM              949746101     8635   307738 SH       SOLE                   307738
Zimmer Holdings                COM                             652    10317 SH       SOLE                    10317